THE ADVISORS' INNER CIRCLE FUND

                         SUPPLEMENT DATED JUNE 24, 2002
                     TO THE PROSPECTUSES DATED JUNE 24, 2002


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The section entitled "Investing with the Fund--Buying Shares--By Wire--Wiring Instructions" is hereby deleted and replaced by the following:

WIRING INSTRUCTIONS

United Missouri Bank
ABA # 101000695
The Advisors' Inner Circle Fund
DDA Acct. # 9871063178
Ref:  fund name/account number/
account name/wire control number


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


AIC-SK-001-0100